Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill
Schedule of changes in the carrying amount of goodwill

2017
$
Balance as of January 1	39,018,058
Goodwill recognized upon acquisition (Note 3)	1,927,500
Impairment	(41,222,971)
Exchange rate translation	277,413

Balance as of December 31	—